Property, plant and equipment - Summary of Property, Plant and Equipment (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Property Plant And Equipment [Line Items]
As of January 1	€ 667,000	€ 223,678
Additions	164,620	538,085	€ 90,000.00
Depreciation expenses	(189,150)	(94,763)
As of December 31	642,470	667,000	223,678
Cumulative depreciation [member]
Disclosure Of Property Plant And Equipment [Line Items]
As of January 1	(220,136)	(125,373)
Depreciation expenses	(189,150)	(94,763)
As of December 31	(409,286)	(220,136)	(125,373)
Cumulative Costs [member]
Disclosure Of Property Plant And Equipment [Line Items]
As of January 1	887,136	349,051
Additions	164,620	538,085
As of December 31	€ 1,051,756	€ 887,136	€ 349,051